Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of total staff benefits

Employees’ Benefits	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	47,861,302	-	38,317,445	-
Employment termination benefits	606,645	48,032,415	395,848	39,586,368
Total	48,467,947	48,032,415	38,713,293	39,586,368

Schedule of short-term benefits

Short-Term Employees’ Benefits	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Vacation	20,729,130	16,987,082
Bonus and compensation	27,132,172	21,330,363
Total	47,861,302	38,317,445

Schedule of severance indemnity

Severance Indemnity	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Current	606,645	395,848
Non-current	48,032,415	39,586,368
Total	48,639,060	39,982,216

Schedule of change in the severance indemnity

Severance Indemnity	ThCh$

Balance as of January 1, 2023	42,772,862
Current cost of service	4,191,738
Interest cost	4,438,416
Actuarial (gain) losses	(1,454,372)
Paid-up benefits	(7,099,274)
Past service cost	453,213
Conversion effect	(3,320,367)
Changes	(2,790,646)
As of December 31, 2023	39,982,216
Current cost of service	4,274,039
Interest cost	5,899,859
Actuarial (gain) losses	1,581,040
Paid-up benefits	(3,835,681)
Past service cost	640,033
Conversion effect	(130,122)
Others	227,676
Changes	8,656,844
As of December 31, 2024	48,639,060

Schedule of expense recognized in consolidated statement of Income

Expense recognized for severance indemnity	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Current cost of service	4,274,039	4,191,738	3,672,626
Past service cost	640,033	453,213	605,174
Non-provided paid benefits	17,847,114	13,582,343	7,277,848
Others	580,072	895,162	909,255
Total expense recognized in Consolidated Statement of Income	23,341,258	19,122,456	12,464,903

Schedule of actuarial assumptions

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023

Mortality table			RV-2020	RV-2020	Gam '83	Gam '83
Annual interest rate			6.52%	7.35%	35.79%	214.08%
Voluntary employee turnover rate			4.3%	4.3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			6.1%	6.1%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3.7%	3.7%	28.10%	196.33%
Estimated retirement age for (*)	Officers		60	60	60	60
	Others	Male	65	65	65	65
		Female	60	60	60	60
(*)	Weighted average of the Company.

Schedule of increased (decreased) in sensitivity analysis

Sensitivity Analysis	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
1% increase in the discount rate (gain)	2,776,350	2,389,048
1% decrease in the discount rate (loss)	(3,175,614)	(2,725,833)

Schedule of expenses for short-term employee benefits

Personal expense	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Salaries	284,190,315	242,900,374	243,047,677
Employees’ short-term benefits	48,942,390	36,662,817	39,461,401
Total expenses for short-term employee benefits	333,132,705	279,563,191	282,509,078
Employments termination benefits	23,341,258	19,122,456	12,464,903
Others staff expense	65,620,357	46,858,251	53,747,292
Total (1)	422,094,320	345,543,898	348,721,273
(1)	See Note 30 - Natures of cost and expense.